SEGMENT INFORMATION (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Segment Information
The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the unaudited condensed consolidated statements of operations as net income (loss). The measure of segment assets is reported on the condensed consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:

	As of June 30, 2026	As of December 31, 2025
Cash	$437,369	$865,031
Cash and investments held in Trust Account	$85,086,232	$91,872,418

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative expenses	$941,325	$193,196	$1,800,159	$449,154
Investment income on the Trust Account	$339,769	$948,922	$1,180,950	$1,910,834
Dividend income on the Trust Account	$487,564	$—	$487,564	$—

The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the consolidated statements of operations as net income (loss). The measure of segment assets is reported on the consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:

	As of December 31, 2025	As of December 31, 2024
Cash	$865,031	$1,129,684
Investments held in Trust Account	$91,872,418	$88,654,397

	For the Year Ended December 31, 2025	For the Period from March 22, 2024 (Inception) Through December 31, 2024
General and administrative expenses	$2,980,553	$494,005
Interest earned on investments held in Trust Account	$3,821,319	$2,366,001